4. CASH AND CASH EQUIVALENTS (Details) € in Thousands, £ in Thousands, R$ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts		R$ 2,289,787				R$ 722,838
Cash equivalents		883,265				3,724,478
Cash and cash equivalents		R$ 4,237,785				4,869,562
United States of America, Dollars
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | $	$ 1,356,128				$ 118,895
United States of America, Dollars | Term Deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | $	$ 270,714
Average rate (p.a.)	3.34%	3.34%	3.34%	3.34%
United States of America, Dollars | Overnight [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | $	$ 689,874				$ 401,096
Average rate (p.a.)	2.32%	2.32%	2.32%	2.32%
Brazilian Reais
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts		R$ 167,051				97,376
Brazilian Reais | Investment Funds [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents		R$ 3,507				3,721
Average rate (p.a.)	1.77%	1.77%	1.77%	1.77%
Brazilian Reais | Savings Account [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents						49
Average rate (p.a.)
Brazilian Reais | Bank Deposit Certificates [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents		R$ 883,265				R$ 3,724,478
Average rate (p.a.)	4.40%	4.40%	4.40%	4.40%
Euro Member Countries, Euro
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | €			€ 71,626				€ 52,779
Other Currencies
CashAndCashEquivalentLineItems [Line Items]
Cash and bank accounts | £				£ 694,982				£ 453,788
Other Currencies | Term Deposit [Member]
CashAndCashEquivalentLineItems [Line Items]
Cash equivalents | £				£ 104,145				£ 21,150
Average rate (p.a.)	2.44%	2.44%	2.44%	2.44%